Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Jul. 12, 2022	Jul. 08, 2022	Dec. 31, 2021	Jun. 28, 2021
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.0001
Ordinary shares authorized	50,000,000,000	50,000,000,000		50,000,000,000	500,000,000
Ordinary shares issued	117,647,000		117,647,000	117,647,000
Ordinary shares outstanding	117,647,000		117,647,000	117,647,000